Document and Entity Information	Total
Prospectus [Line Items]
Document Period End Date	Jan. 12, 2017
Document Type	497
Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Central Index Key	0001006415
Amendment Flag	false
Document Creation Date	Jan. 12, 2017
Document Effective Date	Jan. 12, 2017
Prospectus Date	Mar. 01, 2016
THE HARTFORD MIDCAP FUND | Class A
Prospectus [Line Items]
Trading Symbol	HFMCX
THE HARTFORD MIDCAP FUND | Class B
Prospectus [Line Items]
Trading Symbol	HAMBX
THE HARTFORD MIDCAP FUND | Class C
Prospectus [Line Items]
Trading Symbol	HMDCX
THE HARTFORD MIDCAP FUND | Class I
Prospectus [Line Items]
Trading Symbol	HFMIX
THE HARTFORD MIDCAP FUND | Class R3
Prospectus [Line Items]
Trading Symbol	HFMRX
THE HARTFORD MIDCAP FUND | Class R4
Prospectus [Line Items]
Trading Symbol	HFMSX
THE HARTFORD MIDCAP FUND | Class R5
Prospectus [Line Items]
Trading Symbol	HFMTX
THE HARTFORD MIDCAP FUND | Class R6
Prospectus [Line Items]
Trading Symbol	HFMVX
THE HARTFORD MIDCAP FUND | Class Y
Prospectus [Line Items]
Trading Symbol	HMDYX